SCHEDULE OF RANGE OF EXERCISE PRICES AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding and exercisable warrants, weighted average remaining contractual life		51 years 2 months 12 days	3 years 10 months 24 days
Two Thousand Twenty Three Purchase Warrants [Member] | Range One [Member]
Outstanding and exercisable warrants, Exercise price	$ 5.50
Outstanding and exercisable warrants, number of warrants	375,000
Outstanding and exercisable warrants, weighted average remaining contractual life	3 years 6 months
Two Thousand Twenty Three Purchase Warrants [Member] | Range Two [Member]
Outstanding and exercisable warrants, Exercise price	$ 6.50
Outstanding and exercisable warrants, number of warrants	375,000
Outstanding and exercisable warrants, weighted average remaining contractual life	3 years 6 months
Two Thousand Twenty Three Purchase Warrants [Member] | Range Three [Member]
Outstanding and exercisable warrants, Exercise price	$ 7.50
Outstanding and exercisable warrants, number of warrants	375,000
Outstanding and exercisable warrants, weighted average remaining contractual life	3 years 6 months
Two Thousand Twenty Four Purchase Warrants [Member]
Outstanding and exercisable warrants, number of warrants	2,320,219
Outstanding and exercisable warrants, weighted average remaining contractual life	4 years 1 month 6 days
Two Thousand Twenty Four Purchase Warrants [Member] | Range Four [Member]
Outstanding and exercisable warrants, Exercise price	$ 2.51
Outstanding and exercisable warrants, number of warrants	1,195,219
Outstanding and exercisable warrants, weighted average remaining contractual life	4 years 8 months 12 days